UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end:  3/31/15

Date of reporting period: 3/31/15

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report March 31, 2015

Hawaiian Tax-Free Trust “Aquila’s Guiding Principles” Serving Hawaii investors since 1985

May, 2015

Dear Fellow Shareholder:

     As you may know, Aquila Management Corporation celebrated its 30th anniversary this past year.

     Back in 1984 when we were investigating whether or not it made sense to launch Hawaiian Tax-Free Trust, we didn’t have much of a road map to follow. We knew that if we went ahead, we would be creating the first fund of its kind in Hawaii and one of only a few dozen such funds in the entire country. And, we knew that in order to be successful in launching such a fund, it would have to be top notch – a product in which both we and the people of the state could be proud.

     So, we spent a lot of time listening to potential investors and their financial advisers – learning what fund features and concerns were utmost in their minds. Hawaiian Tax-Free Trust and each of the tax-free bond funds that we launched subsequently, was truly designed with you, our shareholders, in mind.

     As the funds have matured, so has our game plan – over time, we have made a concerted effort to sharpen, clearly define and communicate just who Aquila is and what we stand for. Our long-standing philosophy has been formalized into a set of four guiding principles. These are:

     Manage Conservatively – most people are more sensitive to potential investment losses than they are eager for outsized gains. We seek to manage our bond funds accordingly.

     Since we strive to preserve the value of shareholder assets, investment quality is critical to our investment strategy. We focus on the source and reliability of revenue and income streams, issuer management teams and the financial decisions they make, as well as the discipline those issuers apply to executing their strategic and budgeting plans. Through our security selection processes, we seek to pursue the funds’ objectives while attempting to limit risk.

     Our investment strategy with our municipal bond funds also focuses upon intermediate maturities in order to limit volatility with any change in interest rates.

     Focus On What We Know Best – our core investment skill is finding securities that we believe have a sound basis for investment. With our municipal bond funds, we do this through research conducted by locally-based municipal bond teams.

NOT A PART OF THE ANNUAL REPORT

     We have never tried to be all things to all people. We know that our municipal bond fund shareholder base is comprised of individuals seeking capital preservation, tax-free income and stability.

     Put Customers First – the money we manage belongs to those who entrust it to us. We view every interaction with investors and advisors as an opportunity to strengthen a relationship. Since day one, we have said that it is your money, invested in projects in your communities and state.

     Know What’s Important – we measure success by how well we meet expectations. By working to satisfy our shareholders, the success of our business will follow.

     We are very proud of the fact that, in continuing to focus upon these four guiding principles, Hawaiian Tax-Free Trust, and the 6 other single state tax-free municipal bond funds sponsored by Aquila, have, in our view, served thousands of residents and local projects well over the years.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE ANNUAL REPORT

Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion Serving Hawaii investors since 1985

Fund Performance

     Hawaiian Tax-Free Trust (the “Trust”) had a total return, without sales charges, of 5.40% for Class A shares, 4.71% for Class C shares, and 5.60% for Class Y shares for the calendar year ending December 31, 2014. For the fiscal year ending March 31, 2015, the total return, without sales charges, was 4.14% for Class A shares, 3.31% for Class C shares, and 4.34% for Class Y shares. The Barclays Capital Quality Intermediate Municipal Bond Index had a total return of 5.12% for the calendar year 2014, and 4.25% for the Trust’s fiscal year. The Trust outperformed the index due to its exposure to longer duration bonds and prudent cash management.

Municipal Market

     The year over year changes in the municipal yield curve as of March 31, 2015 had the short end increasing 22 basis points (“bp”, a basis point is 1/100th of 1%) from 0.32% to 0.54%, while 30 year municipal rates decreased 128 bp from 4.22% to 2.94%. Short rates remained low, but did increase due to the ongoing influence of the near 0% overnight Federal Funds rate and the demand for short term bonds balanced with market expectations of a possible Federal Reserve (“Fed”) rate increase. On the longer end, municipal rates decreased due to the positive but slow performance in the domestic economy, slower global growth and strengthening U.S. dollar. While issuers continue to refund existing debt, investor demand remains strong. However, municipal bonds still remain attractive relative to U.S. Treasury and government agency securities.

U.S. Economy

     The U.S. economy enjoyed solid results in 2014 compared to other developed economies – China’s economy showed signs of slowing, the euro zone struggled, while Japan’s economy actually slid back into recession in the third quarter. The domestic labor market continued to show progress adding 2.95 million jobs for the year, ending with an unemployment rate of 5.6% compared to 6.7% at the beginning of the year. However, slow wage growth, combined with the fall in energy costs, have kept inflation below the Fed’s 2% target. Fortunately, since the end of 2004, the Personal Consumption Expenditures (“PCE”) Index shows core prices increasing at a 1.7% annual rate, suggesting the absence of deflationary risk. Fed officials have indicated that they will look past the “transitory” effects of cheaper oil and that they could begin raising short-term interest rates as long as inflation is expected to move toward the Fed’s 2% goal.

     The U.S. economy has positive momentum heading into 2015 with consensus expectations forecasting 3.0% growth for the year. Economic growth surpassed expectations in the 2nd and 3rd quarters of 2014, growing by an annualized rate of 4.8%, the strongest two-quarter change since the 4th quarter of 2008. For 2014, the U.S. economy grew 2.4%, the most in four years, following a 2.2% advance in 2013.

1 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

If domestic employment continues to improve while inflation remains low, momentum should continue into 2015. Risks to the growth outlook exist in the form of the challenging global backdrop, stronger dollar and geopolitical tensions.

Hawaii Economy

     The visitor industry posted another record year in 2014. After a slow start but a strong 4th quarter, visitor arrivals for the year were above 8.1 million, with expenditures over $14.7 billion. Visitor spending again reached record levels, but when adjusting for inflation remain below the 1989 peak. Hotel occupancy rates are near historic highs and room rates have surged 50% since the depth of the recession.

     The local construction industry remains mixed. 2014 saw a surge in non-residential permitting, but there was a dramatic slowdown in permits for residential building (large scale projects can be built more efficiently than single family homes).

     Heading into 2015 with just a 4% unemployment rate, the marginal gains in tourism will be offset by steady labor market improvements and moderate income growth. While the Japanese and European economies struggle, visitor arrivals from other international locations and mainland U.S. are expected to increase, as decreased oil costs keep airfare affordable. New flights introduced from the Midwest to Honolulu and West Coast to the Big Island, as well as new inter-island flights to Molokai should provide opportunities for visitors to explore attractions across the state. Additionally, lower oil prices free up purchasing power for consumers that would otherwise be used on transportation and energy costs for state residents. A potential headwind is the possibility of a substantial cut in active duty military but that process, if implemented, is expected to take several years.

Outlook and Strategy

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust’s goal of achieving a reasonable level of double tax-free income together with relatively low principal fluctuation. Accordingly, we continually seek to manage the Trust prudently, both in terms of credit quality and interest rate risk, by investing primarily in highly rated municipal bonds with intermediate maturities.

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point of time.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

2 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

3 | Hawaiian Tax-Free Trust

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2015 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2015
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A since 2/20/85
With Maximum Sales Charge	0.00%	2.34%	2.94%	5.55%
Without Sales Charge	4.14	3.17	3.37	5.69
Class C since 4/01/96
With CDSC**	2.30	2.33	2.54	3.31
Without CDSC	3.31	2.33	2.54	3.31
Class Y since 4/01/96
No Sales Charge	4.34	3.37	3.58	4.47
Barclays Capital Index	4.25	4.05	4.42	5.41	* (Class A)
				4.62	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions, including capital gains, within the period were invested in additional shares. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust Shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (AMT). Past performance is not predictive of future investment results.

* From commencement of the index on 1/1/87.
** CDSC = 1% contingent deferred sales charge imposed on redemptions made withing the first 12 months after purcchase.

4 | Hawaiian Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2015 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 29, 2015

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (61.6)%	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15 @100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR/AA+	$7,812,022
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR/AA+	1,011,920
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15 @100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR/AA+	8,368,578
	City and County of Honolulu, Hawaii,
	Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,832,750
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,476,970
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,603,450
	City and County of Honolulu, Hawaii,
	Refunding, Series F, Prerefunded to
	07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR/AA+	1,517,880
	City and County of Honolulu, Hawaii,
	Series A
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,368,480
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,406,420
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,430,740
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,464,400
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,221,800
5,000,000	5.000%, 10/01/25	Aa1/NR/AA+	6,278,000
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,225,100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,422,620
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	6,025,350
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,853,350
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,834,600
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,232,650
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 7/1/17 @100
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,292,410
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@100
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR/AA+	5,059,600
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 04/01/19
	@100
1,530,000	5.250%, 04/01/32	Aa1/NR/AA+	1,776,162

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Series A, Refunding
$2,000,000	5.250%, 04/01/17	Aa1/NR/AA+	$2,181,660
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,743,700
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 4/1/19 @100
3,930,000	5.000%, 04/01/20	Aa1/NR/AA+	4,524,019
	City and County of Honolulu, Hawaii,
	Series B
4,430,000	5.000%, 11/01/21	Aa1/NR/AA+	5,341,118
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	6,095,800
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,503,350
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,659,900
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,594,200
	City and County of Honolulu, Hawaii,
	Series C, Prerefunded to 07/01/15
	@100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR/AA+	6,820,341
	City and County of Honolulu, Hawaii,
	Series D
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	4,091,325
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,452,898
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,597,156
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,955,509
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,541,678
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
595,000	5.000%, 07/01/22 AGM - CR/ NPFG
	Insured	Aa1/AA/NR	602,092
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR/AA+	758,940
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR/AA+	6,152,474
	City and County of Honolulu, Hawaii,
	Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,798,400
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,807,700

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Series F, Prerefunded to 07/01/15
	@100
$1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR/AA+	$1,012,530
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR/AA+	5,401,848
	City and County of Honolulu, Hawaii,
	Water Utility Refunding and
	Improvement, ETM, Collateral: U.S.
	Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR/NR	1,090,351
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,154,770
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,558,739
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,283,346
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,718,532
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	4,137,198
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,750,860
	County of Hawaii, Series A
2,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA/NR	3,014,587
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,192,520
	County of Hawaii, Series B
1,185,000	4.000%, 09/01/19	Aa2/AA-/AA-	1,319,853
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,891,065
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,294,731
	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	611,585
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,215,430
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,209,280
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,894,993
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,194,060
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,182,800
	County of Kauai, Hawaii, 2005-Series A,
	Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA-/NR	858,368
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA-/NR	1,097,086
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	1,320,566
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA-/NR	904,080

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	County of Kauai, Hawaii, 2005-Series A,
	Unrefunded
$715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA/NR	$726,211
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	944,620
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	771,917
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	517,981
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,095,630
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,630,379
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,389,209
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,077,490
970,000	3.000%, 08/01/25	Aa2/AA/AA-	1,013,485
600,000	3.000%, 08/01/26	Aa2/AA/AA-	623,202
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,571,817
345,000	5.000%, 08/01/29	Aa2/AA/AA-	401,100
	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	884,429
	County of Kauai, Hawaii, Series A,
	Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA/AA-	1,015,820
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA/AA-	1,579,600
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA/AA-	1,523,730
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA/AA-	1,015,820
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA/AA-	1,015,820
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,056,042
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,014,380
	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+/AA+	1,253,575
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,381,419
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,188,168
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,658,226
	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,765,684
	County of Maui, Hawaii, Series 2014
	Refunding
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,724,295
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,297,784
1,000,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,219,580
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,942,264

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	County of Maui, Hawaii, Series A
	Prerefunded to 07/01/16 @ 100
$1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+/AA+	$1,223,914
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+/AA+	793,747
	County of Maui, Hawaii, Unrefunded
	Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR/NR	822,780
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR/NR	591,971
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA/AA	7,055,227
	State of Hawaii, Prerefunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	803,317
	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA/NR	3,124,050
	State of Hawaii, Series DF, Prerefunded
	7/1/15 @100
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA/NR	5,059,000
	State of Hawaii, Series DF Prerefunded
	to 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA/NR	3,541,300
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA/NR	7,087,659
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR/NR	3,030,341
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR/NR	3,430,002
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA/NR	1,628,998
5,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA/NR	5,575,018
	State of Hawaii, Series DG, Refunding,
	Prerefunded to 07/01/15 @100
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA/NR	2,023,600
	State of Hawaii, Series DI, Prerefunded
	to 03/01/16 @100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA/NR	5,216,450
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA/NR	2,869,047
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA/NR	5,216,450
	State of Hawaii, Series DJ, Prerefunded
	to 04/1/17 @100
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC
	Insured	Aa2/AA/NR	5,436,550
	State of Hawaii, Series DJ, Prerefunded
	to 04/1/17 @100
6,130,000	5.000%, 04/01/25 AMBAC Insured	Aa2/NR/NR	6,671,647

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	State of Hawaii, Series DJ, Prerefunded
	to 04/01/17 @100
$2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	$2,758,993
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	2,682,807
	State of Hawaii, Series DK, ETM 5/1/18
470,000	5.000%, 05/01/18	NR/NR/NR*	528,054
	State of Hawaii, Series DK, Prerefunded
	to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	1,044,874
	State of Hawaii, Series DK, Unrefunded
	Balance
70,000	5.000%, 05/01/20	Aa2/AA/AA	78,601
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA/AA	1,141,230
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA/AA	11,552,300
	State of Hawaii, Series DR
1,075,000	5.000%, 06/01/17	Aa2/AA/AA	1,175,770
	State of Hawaii, Series DY, Refunding
725,000	5.000%, 02/01/16	Aa2/AA/AA	753,478
3,765,000	5.000%, 02/01/20	Aa2/AA/AA	4,404,071
	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA/AA	1,750,500
7,500,000	5.000%, 12/01/26	Aa2/AA/AA	8,930,850
5,000,000	5.000%, 12/01/28	Aa2/AA/AA	5,912,800
10,575,000	5.000%, 12/01/29	Aa2/AA/AA	12,455,235
6,500,000	5.000%, 12/01/30	Aa2/AA/AA	7,624,825
	State of Hawaii, Series EA
1,600,000	5.000%, 12/01/16	Aa2/AA/AA	1,718,624
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA/AA	1,444,086
5,000,000	5.000%, 11/01/22	Aa2/AA/AA	6,115,550
1,000,000	5.000%, 11/01/24	Aa2/AA/AA	1,217,590
1,000,000	5.000%, 11/01/27	Aa2/AA/AA	1,198,870
	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA/AA	1,698,030
1,500,000	5.000%, 08/01/20	Aa2/AA/AA	1,773,315
	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA/AA	1,591,110
	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA/AA	2,468,040

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	State of Hawaii, Series EO, Refunding
$2,000,000	5.000%, 08/01/27	Aa2/AA/AA	$2,437,460
2,000,000	5.000%, 08/01/28	Aa2/AA/AA	2,415,160
1,000,000	5.000%, 08/01/29	Aa2/AA/AA	1,200,210
1,000,000	5.000%, 08/01/30	Aa2/AA/AA	1,192,900
	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa2/AA/AA	2,437,000
5,000,000	5.000%, 08/01/23	Aa2/AA/AA	6,170,100
5,000,000	5.000%, 08/01/24	Aa2/AA/AA	6,235,750
5,000,000	5.000%, 08/01/25	Aa2/AA/AA	6,192,700
3,000,000	5.000%, 08/01/26	Aa2/AA/AA	3,684,360
	Total General Obligation Bonds		484,532,678

	Revenue Bonds (37.2%)
	Airport (4.7%)
	State of Hawaii Airport System
	Revenue Refunding, AMT
14,000,000	5.000%, 07/01/21	A2/A/A	16,534,700
5,000,000	5.000%, 07/01/22	A2/A/A	5,812,500
1,500,000	5.000%, 07/01/23	A2/A/A	1,727,670
3,000,000	5.000%, 07/01/24	A2/A/A	3,434,730
	State of Hawaii Airport System
	Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A/A	1,360,312
1,000,000	5.250%, 07/01/23	A2/A/A	1,177,920
1,000,000	5.250%, 07/01/27	A2/A/A	1,170,800
	State of Hawaii Airport System
	Revenue, Series A
2,000,000	4.000%, 07/01/20	A2/A/A	2,262,020
3,000,000	5.000%, 07/01/22	A2/A/A	3,492,990
	Total Airport		36,973,642
	Education (4.1%)
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-/AA	5,281,450
	University of Hawaii
2,325,000	5.000%, 10/01/23 AGC-ICC NPFG
	Insured	Aa2/AA/NR	2,476,613
	University of Hawaii, Revenue
	Refunding, Series A
775,000	5.000%, 07/01/22 NPFG Insured	Aa2/AA-/AA	818,524
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-/AA	1,047,530
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-/AA	5,061,140

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education (continued)
	University of Hawaii, Series A
$760,000	5.000%, 10/01/15	Aa2/A+/AA	$777,982
1,510,000	5.000%, 10/01/17	Aa2/A+/AA	1,653,329
	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,085,510
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,232,259
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,999,920
	University of Hawaii, Series A-2
500,000	4.000%, 10/01/15	Aa2/A+/AA	509,400
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,184,434
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,343,193
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,112,410
	Total Education		32,583,694
	Housing (1.1%)
	Hawaii State Department of Hawaiian
	Home Lands
500,000	5.000%, 04/01/15	A1/NR/A	500,052
715,000	5.000%, 04/01/17	A1/NR/A	758,429
1,000,000	5.500%, 04/01/20	A1/NR/A	1,104,340
	State of Hawaii Housing Finance and
	Development Corp., Iwilei
	Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	2,054,320
	State of Hawaii Housing Finance and
	Development Corp., Kalani Gardens,
	Series A
1,900,000	0.700%, 04/01/17	NR/AAA/NR	1,900,931
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
1,805,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+/AAA	1,896,676
	Total Housing		8,214,748
	Medical (2.4%)
	Hawaii State Department of Budget
	and Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series A
150,000	5.000%, 07/01/19	A2/A/A	169,788

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Medical (continued)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Queens Health System) Series A
$2,015,000	5.000%, 07/01/20	A1/AA-/NR	$2,349,430
750,000	5.000%, 07/01/21	A1/AA-/NR	887,243
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,785,315
865,000	5.000%, 07/01/23	A1/AA-/NR	1,039,453
2,760,000	5.000%, 07/01/24	A1/AA-/NR	3,333,859
1,310,000	5.000%, 07/01/25	A1/AA-/NR	1,593,746
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,065,889
1,500,000	5.000%, 07/01/35	A1/AA-/NR	1,722,870
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB	3,930,212
	Total Medical		18,877,805
	Transportation (9.3%)
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	19,493,430
4,000,000	5.625%, 07/01/40	A2/A+/A+	4,666,320
	State of Hawaii Harbor System,
	Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	5,061,670
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,494,138
	State of Hawaii Harbor System,
	Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA/A+	2,023,140
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,414,572
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,081,630
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,118,450
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,874,235
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	6,111,628
	State of Hawaii Highway Revenue,
	Series A
750,000	5.000%, 01/01/21	Aa2/AA+/AA	893,490
500,000	5.000%, 01/01/24	Aa2/AA+/AA	618,870
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,855,200

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Transportation (continued)
	State of Hawaii Highway Revenue,
	Series A
$6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	$6,961,800
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,735,131
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,580,542
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,488,552
	State of Hawaii Highway Revenue,
	Series A Prerefunded to 07/01/15
	@100
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+/AA	1,011,800
	Total Transportation		73,484,598
	Utility (0.6%)
	State of Hawaii, Department of Business,
	Economic Development and Tourism
	Green Energy Market Securitization
	Bonds, Series A (Federally Taxable)
5,000,000	1.467%, 07/01/22	Aaa/AAA/AAA	5,042,950
	Water & Sewer (15.0%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System
	Prerefunded 7/1/16 @100
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-/NR	5,291,650
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-/NR	2,109,521
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A, Prerefunded
	to 7/1/16 @100
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	4,760,888
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,342,589
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,489,942
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,789,164
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,488,522
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,995,868

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A Prerefunded
	7/1/16 @100
$3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-/NR	$3,176,242
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,230,360
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,245,340
	City and County of Honolulu, Hawaii,
	Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	6,048,760
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,986,688
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,067,090
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,357,860
	City and County of Honolulu, Hawaii,
	Wastewater System
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR/AA-	3,151,830
	City and County of Honolulu, Hawaii,
	Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	409,577
220,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	222,446
240,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	242,628
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded to
	07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	2,999,987
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	1,623,939
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	1,780,768
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A
1,000,000	5.000%, 07/01/20	Aa2/NR/AA	1,157,220
2,455,000	5.000%, 07/01/21	Aa2/NR/AA	2,839,870
2,800,000	5.000%, 07/01/22	Aa2/NR/AA	3,237,696
3,300,000	5.000%, 07/01/23	Aa2/NR/AA	3,814,404
2,500,000	5.000%, 07/01/24	Aa2/NR/AA	2,887,450

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A
$2,000,000	5.000%, 07/01/29	Aa2/NR/AA	$2,315,000
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,153,220
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,148,960
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,719,195
4,000,000	5.000%, 07/01/37	Aa2/NR/AA	4,559,160
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,842,450
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	3,046,700
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,194,820
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,222,240
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2009 A
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,239,170
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,261,804
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series B-1
	Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR/AA-	1,414,879
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR/AA-	2,043,631
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR/AA-	2,148,980
	Total Water & Sewer		118,058,508
	Total Revenue Bonds		293,235,945
	Total Investments (cost $739,089,488 -
	note 4)	98.8%	777,768,623
	Other assets less liabilities	1.2	9,127,676
	Net Assets	100.0%	$786,896,299

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2015

Percent of
Portfolio Distribution by Quality Rating (unaudited)	Portfolio†
Aaa of Moody’s or AAA of S&P	1.1%
Pre-Refunded bonds††/ETM bonds	19.9
Aa of Moody’s or AA of S&P/Fitch	67.0
A of Moody’s	11.5
BBB of Fitch	0.5
100.0%

PORTFOLIO ABBREVIATIONS:

AGC – Assured Guaranty Insurance	FNMA – Federal National Mortgage Association
AGM – Assured Guaranty Municipal Corp.	GNMA – Government National Mortgage Association
AMBAC – American Municipal Bond Assurance Corporation	ICC – Insured Custody Certificate
AMT – Alternative Minimum Tax	NPFG – National Public Finance Guarantee
CR – Custodial Receipts	NR – Not Rated
ETM – Escrowed to Maturity	TCRS – Transferable Custodial Receipts
FGIC – Financial Guaranty Insurance Co.
FHLMC – Federal Home Loan Mortgage Corporation

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

ASSETS
Investments at value (cost $739,089,488)	$777,768,623
Cash	21,137,478
Interest receivable	9, 061,763
Receivable for investment securities sold	7,472,953
Receivable for Trust shares sold	1,133,641
Other assets	93,975
Total assets	816,668,433
LIABILITIES
Payable for investment securities purchased	28,081,310
Payable for Trust shares redeemed	818,193
Advisory and Administrative fees payable	300,093
Dividends payable	287,303
Distribution and service fees payable	38,167
Accrued expenses payable	247,068
Total liabilities	29,772,134
NET ASSETS	$786,896,299
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$682,649
Additional paid-in capital	753,774,828
Net unrealized appreciation on investments (note 4)	38,679,135
Accumulated net realized loss on investments	(6,240,313)
	$786,896,299
CLASS A
Net Assets	$678,136,896
Capital shares outstanding	58,832,242
Net asset value and redemption price per share	$11.53
Maximum offering price per share (100/96 of $11.53)	$12.01
CLASS C
Net Assets	$63,317,663
Capital shares outstanding	5,496,638
Net asset value and offering price per share	$11.52
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.52	*
CLASS Y
Net Assets	$45,441,740
Capital shares outstanding	3,936,013
Net asset value, offering and redemption price per share	$11.55

See accompanying notes to financial statements.

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2015

Investment Income:
Interest income		$26,548,524
Expenses:

Investment Adviser fees (note 3)	$1,802,623
Distribution and service fees (note 3)	2,015,620
Administrator/Business Manager fees (note 3)	1,724,241
Transfer and shareholder servicing agent fees	391,246
Trustees’ fees and expenses (note 8)	232,201
Legal fees	191,580
Fund accounting fees	149,544
Shareholders’ reports and proxy statements	64,216
Custodian fees (note 6)	54,597
Insurance	42,892
Registration fees and dues	38,644
Auditing and tax fees	26,800
Chief compliance officer services (note 3)	5,526
Miscellaneous	80,016
Total expenses		6,819,746
Net investment income		19,728,778

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	601,455
Change in unrealized appreciation on
investments	10,986,723

Net realized and unrealized gain
on investments		11,588,178
Net change in net assets resulting from
operations		$31,316,956

See accompanying notes to financial statements.

20 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2015	March 31, 2014
OPERATIONS:
Net investment income	$19,728,778	$21,552,910
Net realized gain (loss) from securities
transactions	601,455	(1,079,045)
Change in unrealized appreciation on
investments	10,986,723	(28,942,958)
Net change in net assets resulting from
operations	31,316,956	(8,469,093)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(17,511,442)	(19,045,111)

Class C Shares:
Net investment income	(1,163,585)	(1,494,331)

Class Y Shares:
Net investment income	(1,053,751)	(1,013,468)
Change in net assets from distributions	(19,728,778)	(21,552,910)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	65,472,325	51,181,687
Reinvested dividends and distributions	14,718,601	14,771,558
Cost of shares redeemed	(94,484,783)	(151,734,183)
Change in net assets from capital share
transactions	(14,293,857)	(85,780,938)

Change in net assets	(2,705,679)	(115,802,941)

NET ASSETS:
Beginning of period	789,601,978	905,404,919

End of period	$786,896,299	$789,601,978

See accompanying notes to financial statements.

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

22 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2015

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	777,768,623
Level 3 – Significant Unobservable Inputs	–
Total	$777,768,623

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

23 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2015

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2015, the Trust decreased additional paid-in capital by $1,982,286 and increased accumulated net realized loss by $1,982,286. These reclassifications had no effect on net assets or net asset value per share.

i)
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (“the Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/ Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

     Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for Chief  Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

24 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2015

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended ended March 31, 2015, service fees on Class A Shares amounted to $1,360,271 of which the Distributor retained $62,048.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2015, amounted to $491,512. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2015, amounted to $163,837. The total of these payments made with respect to Class C Shares amounted to $655,349 of which the Distributor retained $155,105.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the year ended March 31, 2015, total commissions on sales of Class A Shares amounted to $613,161, of which the Distributor received $65,041.

4. Purchases and Sales of Securities

     During the year ended March 31, 2015, purchases of securities and proceeds from the sales of securities aggregated $130,170,204 and $108,299,943, respectively.

25 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 MARCH 31, 2015

     At March 31, 2015, the aggregate tax cost for all securities was $739,089,488. At March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $39,061,395 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $382,260 for a net unrealized appreciation of $38,679,135.

5. Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

6. Expenses

The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses.

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	March 31, 2015		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	3,296,636	$37,983,177	3,243,271	$37,090,186
Reinvested distributions	1,161,983	13,386,967	1,178,941	13,383,952
Cost of shares redeemed	(6,131,972)	(70,513,812)	(9,867,303)	(112,096,010)
Net change	(1,673,353)	(19,143,668)	(5,445,091)	(61,621,872)
Class C Shares:
Proceeds from shares sold	783,599	9,041,520	802,231	9,240,191
Reinvested distributions	71,487	822,946	89,841	1,019,640
Cost of shares redeemed	(1,491,645)	(17,154,535)	(2,612,280)	(29,602,088)
Net change	(636,559)	(7,290,069)	(1,720,208)	(19,342,257)
Class Y Shares:
Proceeds from shares sold	1,595,937	18,447,628	420,928	4,851,310
Reinvested distributions	44,025	508,688	32,319	367,966
Cost of shares redeemed	(589,630)	(6,816,436)	(882,864)	(10,036,085)
Net change	1,050,332	12,139,880	(429,617)	(4,816,809)
Total transactions in Trust
shares	(1,259,580)	$(14,293,857)	(7,594,916)	$(85,780,938)

26 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2015

8. Trustees’ Fees and Expenses

     At March 31, 2015 there were 5 Trustees, one of whom is affiliated with the Administrator/ Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2015 was $188,067. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2015, such meeting-related expenses amounted to $44,134.

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2015 the Trust had a capital loss carryover of $6,240,313, of which, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, and $62,543 expires in 2019 and $36,407 and $446,834 have no expiration and retain their character of short-term and long-term, respectively. This carryover is available to offset  future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

27 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2015
The tax character of distributions was as follows:

	Year Ended March 31,
	2015	2014
Net tax-exempt income	$19,630,531	$21,487,202
Ordinary income	98,247	65,708
	$19,728,778	$21,552,910

     As of March 31, 2015, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$38,679,135
Undistributed tax-exempt income	287,303
Other accumulated losses	(6,240,313)
Other temporary differences	(287,303)
$32,438,822

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

28 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.36	$11.74	$11.64	$11.17	$11.34
Income (loss) from investment operations:
Net investment income(1)	0.30	0.30	0.30	0.34	0.36
Net gain (loss) on securities (both
realized and unrealized)	0.17	(0.38)	0.10	0.47	(0.17)
Total from investment operations	0.47	(0.08)	0.40	0.81	0.19
Less distributions (note 10):
Dividends from net investment income	(0.30)	(0.30)	(0.30)	(0.34)	(0.36)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.30)	(0.30)	(0.30)	(0.34)	(0.36)
Net asset value, end of period	$11.53	$11.36	$11.74	$11.64	$11.17
Total return (not reflecting sales charge)	4.14%	(0.63)%	3.49%	7.34%	1.69%
Ratios/supplemental data
Net assets, end of period (in millions)	$678	$687	$774	$751	$709
Ratio of expenses to average net assets	0.81%	0.82%	0.79%	0.74%	0.74%
Ratio of net investment income to
average net assets	2.57%	2.65%	2.58%	2.97%	3.19%
Portfolio turnover rate	14%	4%	9%	20%	7%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	0.81%	0.82%	0.79%	0.74%	0.74%

____________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

29 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.35	$11.73	$11.63	$11.16	$11.34
Income (loss) from investment operations:
Net investment income(1)	0.20	0.21	0.21	0.25	0.27
Net gain (loss) on securities (both
realized and unrealized)	0.17	(0.37)	0.10	0.47	(0.18)
Total from investment operations	0.37	(0.16)	0.31	0.72	0.09
Less distributions (note 10):
Dividends from net investment income	(0.20)	(0.22)	(0.21)	(0.25)	(0.27)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.20)	(0.22)	(0.21)	(0.25)	(0.27)
Net asset value, end of period	$11.52	$11.35	$11.73	$11.63	$11.16
Total return (not reflecting CDSC)	3.31%	(1.38)%	2.67%	6.49%	0.79%
Ratios/supplemental data
Net assets, end of period (in millions)	$63	$70	$92	$79	$65
Ratio of expenses to average net assets	1.61%	1.62%	1.59%	1.54%	1.54%
Ratio of net investment income to
average net assets	1.78%	1.85%	1.77%	2.15%	2.38%
Portfolio turnover rate	14%	4%	9%	20%	7%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	1.61%	1.62%	1.58%	1.54%	1.54%

___________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

30 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.38	$11.76	$11.66	$11.19	$11.36
Income (loss) from investment operations:
Net investment income(1)	0.32	0.33	0.33	0.36	0.38
Net gain (loss) on securities (both
realized and unrealized)	0.17	(0.38)	0.10	0.47	(0.16)
Total from investment operations	0.49	(0.05)	0.43	0.83	0.22
Less distributions (note 10):
Dividends from net investment income	(0.32)	(0.33)	(0.33)	(0.36)	(0.39)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.32)	(0.33)	(0.33)	(0.36)	(0.39)
Net asset value, end of period	$11.55	$11.38	$11.76	$11.66	$11.19
Total return	4.34%	(0.43)%	3.69%	7.55%	1.89%
Ratios/supplemental data
Net assets, end of period (in millions)	$45	$33	$39	$30	$28
Ratio of expenses to average net assets .	0.61%	0.62%	0.59%	0.54%	0.54%
Ratio of net investment income to
average net assets	2.77%	2.85%	2.77%	3.17%	3.38%
Portfolio turnover rate	14%	4%	9%	20%	7%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	0.61%	0.62%	0.59%	0.54%	0.54%

___________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

31 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Trustees
and Officers(1)(2)

Name, Address(3) and Year of Birth	Positions Held with Trust and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(5) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Interested Trustee(6)

Diana P. Herrmann New York, NY (1958)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 1994
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(7) and parent of Aquila Investment Management LLC, Administrator/Business Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator/Business Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and Chair of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
11
ICI Mutual Insurance Company, a Risk Retention Group for various periods since 2006; Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2004-2012

32 | Hawaiian Tax-Free Trust

Name, Address(3) and Year of Birth	Positions Held with Trust and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(5) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Non-interested Trustees

Richard L. Humphreys Kaneohe, HI (1943)	Chair of the Board since 2013 and Trustee since 2009	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002; formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and, E.V.P., Bank of Hawaii.	1
Board of Directors, The Castle Group, Inc.; Board of Directors, Kahua Ranch Ltd.; formerly Trustee, Pacific Capital Funds®; Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012; formerly Board of Directors, Bishop Museum; formerly Board of Directors, Friends of the Cancer Research Center.

Bert A. Kobayashi, Jr. Honolulu, HI (1970)	Trustee since 2009	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010; Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) from 2003 to 2010; interested in a number of other real estate companies in Hawaii.	1	Hawaiian Electric Company, Inc.; Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012

Glenn P. O’Flaherty Denver, CO (1958)	Trustee since 2009	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President – Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	8	Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012

33 | Hawaiian Tax-Free Trust

Name, Address(3) and Year of Birth	Positions Held with Trust and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(5) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Russell K. Okata Honolulu, HI (1944)	Trustee since 1992	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; member, State of Hawaii Long-term Care Commission; director of various civic and charitable organizations.	3
Hawaii Client Services (part of Hawaii Dental Services Group); formerly Trustee and Chairman, Pacific Capital Funds®; past Chair of the Royal State Group (insurance); Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 1993-2012

_________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust’s investment adviser.

(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY 10036.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as an officer of the Trust, as a director, officer and shareholder of the Administrator/Business Manager’s corporate parent, as an officer and Manager of the Administrator/Business Manager, and as a shareholder and director of the Distributor.

(7) The “Aquila Group of Funds” includes: Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Aquila Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

34 | Hawaiian Tax-Free Trust

Name, Address(1) and Year of Birth	Positions Held with Trust and Length of Service(2)	Principal Occupation(s) During Past 5 Years(3)

Officers(3)

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator/Business Manager and the Administrator/Business Manager’s parent since 2003; Chief Operating Officer of the Administrator/Business Manager and the Administrator/Business Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Marie E. Aro Denver, CO (1955)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President of various funds in the Aquila Group of Funds: Senior Vice President, Aquila Municipal Trust since 2013; Senior Vice President, Aquila Funds Trust since 2013; Aquila Tax-Free Trust of Arizona 2010-2013 and Vice President, 2004-2010; Aquila Three Peaks High Income Fund 2006-2013; Hawaiian Tax-Free Trust and Aquila Tax-Free Trust of Oregon since 2010; Aquila Three Peaks Opportunity Growth Fund 2004-2013; Aquila Churchill Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund, Aquila Tax-Free Fund For Utah, and Aquila Tax-Free Fund of Colorado 2010-2013; Vice President, INVESCO Funds Group, 1998-2003.

Sherri Foster Lahaina, HI (1950)	Senior Vice President since 1993
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President 1997-2012 and formerly Assistant Vice President of three money-market funds in the Aquila Group of Funds; Vice President Aquila Funds Trust since 2013, Aquila Three Peaks Opportunity Growth Fund 2006-2013; Registered Representative of the Distributor since 1985.

Paul G. O’Brien Charlotte, NC (1959)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of various funds in the Aquila Group of Funds since 2010; Senior Vice President, Aquila Municipal Trust since 2013; Senior Vice President, Aquila Funds Trust since 2013; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Stephen J. Caridi New York, NY (1961)	Vice President since 1998
Vice President of the Distributor since 1995; Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Aquila Municipal Trust since 2013; Vice President, Aquila Funds Trust since 2013; Senior Vice President, Aquila Narragansett Tax-Free Income Fund 1998-2013, Vice President 1996-1997; Senior Vice President, Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013.

35 | Hawaiian Tax-Free Trust

Name, Address(1) and Year of Birth	Positions Held with Trust and Length of Service(2)	Principal Occupation(s) During Past 5 Years(3)

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of all funds in the Aquila Group of Funds, the Administrator/Business Manager and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of all funds in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010
Assistant Treasurer of all funds in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000	Assistant Treasurer of all funds in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator/Business Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

__________________
(1) The mailing address of each officer is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY 10036.

(2) The term of office of each officer is one year.

(3) The Trust’s Statement of Additional Information includes additional information about the officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

36 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended March 31, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.35%	$1,000.00	$1,013.50	$4.07
Class C	0.95%	$1,000.00	$1,009.50	$8.07
Class Y	1.45%	$1,000.00	$1,014.50	$3.06

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.81%, 1.61% and 0.61% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

37 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.89	$4.08
Class C	5.00%	$1,000.00	$1,016.90	$8.10
Class Y	5.00%	$1,000.00	$1,021.89	$3.07

(1)
Expenses are equal to the annualized expense ratio of 0.81%, 1.61% and 0.61% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

38 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator/Business Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2015, $19,630,531 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.5% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2016, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2015 calendar year.

39 | Hawaiian Tax-Free Trust

PRIVACY NOTICE (unaudited)

Hawaiian Tax-Free Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Investment Management LLC
Aquila Distributors, Inc.

This Privacy Policy also has been adopted by Aquila Investment Management LLC and Aquila Distributors, Inc. and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

40 | Hawaiian Tax-Free Trust

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator/Business Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
Richard L. Humphreys, Chair
Diana P. Herrmann, Vice Chair
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
 Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
 Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
 14201 N. Dallas Parkway
Dallas, Texas 75254

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2015 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert.  Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $22,000 in 2014 and $23,300 in 2015.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,500 and $3,500 in 2014 and 2015, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, Trustee and President June 9, 2015

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, Trustee and President June 9, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 9, 2015

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.